STOCKHOLDERS' EQUITY (Details) - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding at end of period	9 years 4 months 2 days	9 years 2 months 1 day
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding	151,590
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.004
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	11,427,052
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.04
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations	0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	0
Class of Warrant or Right, Outstanding	11,578,642	151,590
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.03	$ 0.004
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	$ 45,713,770
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding at end of period	9 years 9 months
Exercisable at end of period	9 years 4 months 2 days